Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER ROCHESTER FUND MUNICIPALS
Prospectus Date	rr_ProspectusDate	Mar. 28, 2016
Supplement [Text Block]	orfm_SupplementTextBlock

OPPENHEIMER ROCHESTER® FUND MUNICIPALS

Supplement dated January 30, 2017 to the

Statutory Prospectus dated March 28, 2016

This supplement amends the Statutory Prospectus of Oppenheimer Rochester Fund Municipals (the “Fund”), and is in addition to any other supplement(s).

Effective April 1, 2017:

1.	In the section titled “Fees and Expenses of the Fund,” the table titled “Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.46%	0.46%	0.46%	0.46%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses
Interest and Fees from Borrowings	0.05%	0.05%	0.05%	0.05%
Interest and Related Expenses from Inverse Floaters	0.08%	0.08%	0.08%	0.08%
Other Expenses	0.15%	0.15%	0.15%	0.15%
Total Other Expenses	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.99%	1.74%	1.74%	0.74%

1.	Expenses have been restated to reflect current fees.

2.	In the section titled “Fees and Expenses of the Fund,” the table that appears in the sub-section titled “Example,” is deleted in its entirety and replaced with the following:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$572	$777	$999	$1,636	$572	$777	$999	$1,636
Class B	$678	$853	$1,152	$1,684	$178	$553	$952	$1,684
Class C	$278	$553	$952	$2,069	$178	$553	$952	$2,069
Class Y	$76	$237	$413	$922	$76	$237	$413	$922

OPPENHEIMER ROCHESTER FUND MUNICIPALS
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	orfm_SupplementTextBlock

OPPENHEIMER ROCHESTER® FUND MUNICIPALS

Supplement dated January 30, 2017 to the

Statutory Prospectus dated March 28, 2016

This supplement amends the Statutory Prospectus of Oppenheimer Rochester Fund Municipals (the “Fund”), and is in addition to any other supplement(s).

Effective April 1, 2017:

1.	In the section titled “Fees and Expenses of the Fund,” the table titled “Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.46%	0.46%	0.46%	0.46%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses
Interest and Fees from Borrowings	0.05%	0.05%	0.05%	0.05%
Interest and Related Expenses from Inverse Floaters	0.08%	0.08%	0.08%	0.08%
Other Expenses	0.15%	0.15%	0.15%	0.15%
Total Other Expenses	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.99%	1.74%	1.74%	0.74%

1.	Expenses have been restated to reflect current fees.

2.	In the section titled “Fees and Expenses of the Fund,” the table that appears in the sub-section titled “Example,” is deleted in its entirety and replaced with the following:

If shares are redeemed					If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$572	$777	$999	$1,636	$572	$777	$999	$1,636
Class B	$678	$853	$1,152	$1,684	$178	$553	$952	$1,684
Class C	$278	$553	$952	$2,069	$178	$553	$952	$2,069
Class Y	$76	$237	$413	$922	$76	$237	$413	$922

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
OPPENHEIMER ROCHESTER FUND MUNICIPALS | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.08%	[1]
Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[1]
1 Year	rr_ExpenseExampleYear01	$ 572
3 Years	rr_ExpenseExampleYear03	777
5 Years	rr_ExpenseExampleYear05	999
10 Years	rr_ExpenseExampleYear10	1,636
1 Year	rr_ExpenseExampleNoRedemptionYear01	572
3 Years	rr_ExpenseExampleNoRedemptionYear03	777
5 Years	rr_ExpenseExampleNoRedemptionYear05	999
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,636
OPPENHEIMER ROCHESTER FUND MUNICIPALS | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.08%	[1]
Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[1]
1 Year	rr_ExpenseExampleYear01	$ 678
3 Years	rr_ExpenseExampleYear03	853
5 Years	rr_ExpenseExampleYear05	1,152
10 Years	rr_ExpenseExampleYear10	1,684
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	553
5 Years	rr_ExpenseExampleNoRedemptionYear05	952
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,684
OPPENHEIMER ROCHESTER FUND MUNICIPALS | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.08%	[1]
Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[1]
1 Year	rr_ExpenseExampleYear01	$ 278
3 Years	rr_ExpenseExampleYear03	553
5 Years	rr_ExpenseExampleYear05	952
10 Years	rr_ExpenseExampleYear10	2,069
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	553
5 Years	rr_ExpenseExampleNoRedemptionYear05	952
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,069
OPPENHEIMER ROCHESTER FUND MUNICIPALS | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Interest and Fees from Borrowings	rr_Component1OtherExpensesOverAssets	0.05%	[1]
Interest and Related Expenses from Inverse Floaters	rr_Component2OtherExpensesOverAssets	0.08%	[1]
Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[1]
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	413
10 Years	rr_ExpenseExampleYear10	922
1 Year	rr_ExpenseExampleNoRedemptionYear01	76
3 Years	rr_ExpenseExampleNoRedemptionYear03	237
5 Years	rr_ExpenseExampleNoRedemptionYear05	413
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 922

[1]	Expenses have been restated to reflect current fees.